OPERATING LEASE	12 Months Ended
Dec. 31, 2023
OPERATING LEASE
OPERATING LEASE

11.OPERATING LEASE

The Group’s operating leases are primarily for offices. The components of lease expenses are as follows:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
	(in thousands)
Operating lease expenses	116,091	162,448	182,591
Short-term lease expenses	2,177	1,947	4,424
Total	118,268	164,395	187,015

Supplemental balance sheet information related to operating leases is as follows:

	As of December 31,
	2022	2023
	RMB	RMB
	(in thousands)
Right-of-use assets, net	289,628	282,612

Operating lease liabilities, current	151,438	155,014
Operating lease liabilities, non-current	143,591	125,079
Total operating lease liabilities	295,029	280,093

	As of December 31,
	2022	2023
Weighted average remaining lease term (in years)	2.60	2.05
Weighted average discount rate	4.81%	4.77%

Supplemental cash flow information related to operating leases is as follows:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
	(in thousands)
Cash paid for amounts included in the measurement of operating lease liabilities	102,154	154,626	184,101
Right-of-use assets obtained in exchange for operating lease liabilities	274,358	139,968	248,325

Maturities of operating lease liabilities are as follows:

As of
December 31,
2023
RMB
(in thousands)
2024	158,723
2025	113,895
2026	20,894
2027	455
Thereafter	—
Total undiscounted lease payments	293,967
Less: imputed interest	(13,874)
Total operating lease liabilities	280,093